Stock Based Compensation (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Exercisable, Ending	1,311,534
Aerkomm 2017 [Member]
Number of Shares
Outstanding, Beginning	283,000	253,000
Granted	436,400	78,000
Exercised
Forfeited/Cancelled		(48,000)
Outstanding, Ending	719,400	283,000
Weighted Average Exercise Price Per Share
Options outstanding, Beginning	$ 28.3867	$ 30.8824
Granted	5.4763	19.7462
Exercised
Forfeited/Cancelled		27.5000
Options outstanding, Ending	14.4889	28.3867
Weighted Average Fair Value Per Share
Options outstanding, Beginning	17.5668	18.4796
Granted	3.8452	13.9258
Exercised
Forfeited/Cancelled		16.4610
Options outstanding, Ending	$ 9.2431	$ 17.5668